Supplementary Information - Additional Information (Detail) - BRL (R$) R$ in Millions			12 Months Ended
	May 11, 2017	Sep. 19, 2016	Dec. 31, 2017
XP Holding [Member]
Disclosure of supplemental financial information [line items]
Acquisition interest on capital	49.90%
Percentage of common stock	30.10%
Capital contribution	R$ 600
Amount of share purchase	R$ 5,700
XP Holding [Member] | 2020 [Member]
Disclosure of supplemental financial information [line items]
Acquisition interest on capital			62.40%
Percentage of common stock			40.00%
Additional interest on equity percentage			12.50%
XP Holding [Member] | 2022 [Member]
Disclosure of supplemental financial information [line items]
Acquisition interest on capital			74.90%
Percentage of common stock			49.90%
Additional interest on equity percentage			12.50%
Itau Seguros S.A. [Member]
Disclosure of supplemental financial information [line items]
Percentage of life insurance operation sold		100.00%
Percentage of assets in subsidiary sold		4.00%